Exceptional items (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Schedule of Exceptional Items
Exceptional items are made up as follows:

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	€m	€m	€m
Supply chain reconfiguration (1)	(12.5)	(3.6)	1.2
Findus Group integration costs (2)	—	3.5	10.4
Findus Switzerland integration costs (3)	0.3	—	—
Brexit (4)	1.6	1.6	—
Business Transformation program (5)	2.3	—	—
Goodfella's Pizza & Aunt Bessie's integration costs (6)	4.0	12.5	8.3
Factory optimization (7)	10.0	5.7	1.6
Settlement of legacy matters (8)	(2.9)	(9.2)	(3.8)
Release of indemnification assets (9)	17.8	44.0	—
Total exceptional items	20.6	54.5	17.7